SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Text block [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
11.	SUPPLEMENTAL CASH FLOW INFORMATION
The Company did not have any cash equivalents as at December 31, 2025 and December 31, 2024.
Schedule of
non-cash
investing and financing activities:

	Twelve months ended Dec 31,
	2025	2024
Capitalized share-based payments	$9,889	$6,911
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	18,726	(5,877)
Interest expense included in accounts payable and accrued liabilities	2,594	1,931
Decommissioning and restoration provision included in exploration and evaluation assets	5,365	–
Shares issued for convertible debenture interest payments	(16,061)	(10,235)
Lease extension	3,907	–
Issuance of convertible debentures	–	330,916
Purchase of U 3 O 8 strategic inventory	–	(341,150)